SCHEDULE OF ACTIVITY IN ALLOWANCE FOR CREDIT LOSSES RELATED TO ACCOUNTS AND NOTES RECEIVABLE AND OTHER RECEIVABLES FROM RELATED PARTIES (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Accounting Policies [Abstract]
Balance at beginning of the year	¥ 6,750	¥ 10,965
Current year provision	2,007	11,874
Reversals	(215)	(309)
Write off	(3,208)	(2,083)
Balance at end of the year	¥ 5,334	¥ 20,447